Note 1-Description of Business and Basis of Presentation: Description of Business (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Description of Business

Description of Business

We are an early growth stage health and wellness company. Presently, our primary business is pazoo.com, an online, content driven, ad supported health and wellness web site for people and their pets. Additionally, this site has e-commerce functionality which allows pazoo.com to be an online retailer of nutritional foods/supplements, wellness goods, and fitness apparel. Pazoo, Inc. does not have any brick and mortar establishments.